SUBSEQUENT EVENTS (Details) - USD ($)		1 Months Ended	3 Months Ended
	Mar. 06, 2024	Jul. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Minimum Earnings Before Interest, Taxes, Depreciation, and Amortization					$ 20,000,000
Subsequent event
Subsequent Event [Line Items]
Earnings Before Interest, Taxes, Depreciation, and Amortization for Last Twelve Months		$ 22,500,000	$ 20,000,000	$ 20,000,000
Joint litigation against Element 7 | Subsequent event
Subsequent Event [Line Items]
Litigation Settlement, Amount Awarded from Other Party	$ 2,865,000